Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 2,262	$ 2,094
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,023	1,850
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 239	$ 244